Capital Stock and Warrants: Stock Warrants: Stock Warrants Granted To Employees (Details) (USD $)	12 Months Ended
	Jun. 30, 2012
0.55
Number Outstanding	300,000
Outstanding, Weighted Average Exercise Price	$ 0.55	[1]
Outstanding, Weighted Average Remaining Contractual Term	1.75
Number of Exercisable	300,000
Exercisable, Weighted Average Exercise Price	$ 0.55
0.75
Number Outstanding	600,000
Outstanding, Weighted Average Exercise Price	$ 0.751	[1]
Outstanding, Weighted Average Remaining Contractual Term	4.08
Number of Exercisable	600,000
Exercisable, Weighted Average Exercise Price	$ 0.751
0.65
Number Outstanding	9,127,500
Outstanding, Weighted Average Exercise Price	$ 0.65	[1]
Outstanding, Weighted Average Remaining Contractual Term	1.47
Number of Exercisable	9,127,500
Exercisable, Weighted Average Exercise Price	$ 0.65

[1]	Figure expressed in $CDN